Income Taxes (Reconciliation of the provision for income taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the provision for income taxes
Income tax expense (recovery) at statutory rate	$ 51,536	$ (33,122)	$ (22,862)
Permanent differences	4,641
Changes in enacted tax rates		1,875	(5,885)
Expiry of non-capital loss			70,784
Change in valuation allowance	(56,177)	31,247	(42,037)
Provision for income taxes
Income Taxes (Additional Information) [Abstract]
Other information pertaining to income taxes	The Company has non-capital losses carried forward of $2,196,053 available to offset taxable income in future years which expires beginning in fiscal 2015.
Income taxes rate	25.00%	26.50%	28.50%